Stock-Based Compensation - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	$ 139	$ 131	$ 117
Restricted Stock Units
Stock-Based Compensation
Fair value of stock units granted	1,220	674	583
Fair value of stock units vested	$ 478	428	381
Performance Share Units
Stock-Based Compensation
Vesting period	3 years
Fair value of stock units granted	$ 186	164	118
Fair value of stock units vested	$ 86	$ 118	$ 101